Convertible Notes Payable - Schedule of Interest Expense (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Convertible Notes Payable - Schedule of Interest Expense (Details) [Line Items]
Interest on notes	$ 39,456	$ 24,774	$ 38,508	$ 23,232
Amortization of discount	48,293	30,803	43,538	25,367
Total	$ (87,960)	$ (59,450)	$ 82,046	$ 48,599